Sale of Future Royalties Liability (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of Sale of Future Royalties Liability
The following shows the activity in respect of the sale of future royalties liability:

Sale of future royalties liability	$
Balance as of January 1, 2023	—
Amounts received at closing	100,000
Non cash interest expense recognized	10,159
Balance as of December 31, 2023	110,159